Note 6 - Forgivable Loans Receivable - Forgivable Loan Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Advances To Registered Representatives [Member]
Beginning balance	$ 1,368,000	$ 662,000	$ 436,000
Advances	933,000	1,257,000	469,000
Amortization	(493,000)	(538,000)	(243,000)
Ending balance	1,808,000	1,368,000	662,000
Write-off		(13,000)
Beginning balance	3,709,000	3,998,000
Ending balance	$ 3,852,000	$ 3,709,000	$ 3,998,000